Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with US GAAP. The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of the PRC (“PRC GAAP”). The Company’s functional currency is the Chinese Renminbi (“RMB”); however the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”). All significant intercompany transactions and balances have been eliminated.

As reflected in the accompanying financial statements, the Company has accumulated deficit of $3,085,757 a working capital deficit and cash outflow from operating activities of $3,834,223 and $986,028 at December 31, 2015. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Management intends to provide the Company with additional loans as needed and is seeking a merger target to implement its strategic plans. Management feels these actions provide the opportunity for the Company to continue as a going concern.

Use of Estimates

The preparation of the unaudited financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. Significant estimates for the years ended December 31, 2015, 2014, and 2013 include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, assumptions used in assessing impairment of long-term assets and valuation of deferred tax assets, and accruals for taxes due.

Principles of Consolidation

Pursuant to US GAAP, Anpulo Laifeng and Anpulo Muye is the VIEs of the Company and the Company is the primary beneficiary of the VIEs. Accordingly, the VIEs have been consolidated in the Company’s financial statements.

Based on various VIE agreements, the Company is able to exercise control over the VIEs, and obtain the financial interests such as the periodic income of the VIEs through the EMA, PEA, and OA and to acquire the net assets of VIEs through purchase of their equities at essentially no cost. The Company therefore concluded that its interest in the VIEs is not a non-controlling interest and therefore is not classified as such. Based on the Exclusive Agreements the amount of controlling interest of the Anpulo Laifeng shareholders, who are holding shares of the VIEs for the Company, is zero. They exercise no controls over the VIEs and no financial interests of ownership are due to them either for periodic income or the net assets.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions mainly in the PRC and the U.S. As of December 31, 2015 and 2014, balances in banks in the PRC of $680,877 and $740,532, respectively, are uninsured.

Fair Value of Financial Instruments

The Company adopted the guidance of ASC Topic 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The following tables present information about investment held for trading measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2015	Gain (Loss)
Investment in gold held for trading	$21,517	$-	$-	$21,517	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2014	Gain (Loss)
Investment in gold held for trading	$22,755	$-	$-	$22,755	$(10,001)

The Company conducted an impairment assessment on the investment held for trading based on the guidelines established in FASB ASC Topic 360 to determine the estimated fair market value of the investment as of December 31, 2015 and 2014. Upon completion of its 2014 impairment analysis, the Company determined that the carrying value exceeded the fair market value on the investment which is held for sale. The Company recorded impairment charge of $0 and $10,001 at December 31, 2015 and 2014.

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, inventories, advances to suppliers, prepaid expenses and other, short-term loans, accounts payable, accrued expenses, advances from customers, VAT and service taxes payable and income taxes payable approximate their fair market value based on the short-term maturity of these instruments.

ASC Topic 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At December 31, 2015 and 2014, the Company has established, based on a review of its outstanding balances, an allowance for doubtful accounts in the amounts of $125,103 and $132,301, respectively.

Investment in Gold – Held for Trading

Marketable investment instruments are generally designated as investment held for trading. Investments held for trading are measured at fair value, whereby gains and losses resulting from changes in fair value are recognized to profit or loss. The Company holds investments in gold for trading purposes. As of December 31, 2015 and 2014 the Company holds investment for trading of $21,517 and $22,755, respectively. The Company reported losses of $0, $10,001, and $0 resulting from changes in fair value during the years of 2015, 2014, and 2013.

Inventories

Inventories, consisting of raw materials, work in process and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates. The Company did not record inventory reserve at December 31, 2015 and 2014.

Advances to Suppliers

Advances to suppliers represent the cash paid in advance for the purchase of raw material from suppliers. The advance payments are intended to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $76,472 and $278,257 as of December 31, 2015 and 2014, respectively.

Other Current Assets

Other current assets represent the cash held in personal bank accounts. Most of the Company’s business activities are with peasant farmers and of necessity such transactions are carried out in cash. Corporate bank accounts in the PRC generally have cumbersome procedures for cash deposits and withdrawals. However, such cumbersome procedures are not applicable to personal bank accounts. For this reason, many companies that deal with a significant volume of cash activities often arrange to have a personal bank account established in the name of a trusted employee to facilitate such transactions. The Company’s rights to its funds held in such account are documented through a formal agreement with the individual nominally listed as the account owner. Since 2005, the Company kept a certain amount of cash in personal bank accounts established in the names of its cashiers, accountants, and Chief Executive Officer for the purpose of cash maintenance and management. The Company’s cashier, accountants, and Chief Executive Officer were maintaining and managing cash of $1,004,650 and $1,030,666 on behalf of the Company as of December 31, 2015 and 2014.

Plant and Equipment

Plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Included in property and equipment is construction-in-progress which consisted of factory improvements and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the period of construction or installation of the assets. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

Estimated useful lives of the Company’s assets are as follows:

Useful Life
Buildings	20 years
Vehicles	5 ~ 8 years
Office equipment	5 years
Operating equipment	4 ~ 10 years

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2015, 2014, and 2013.

Advances from Customers

Advances from customers at December 31, 2015 and 2014 amounted to $48,842 and $36,959, respectively, and consist of prepayments from customers for merchandise that had not yet been shipped. The Company will recognize the deposits as revenue as customers take delivery of the goods and title to the assets is transferred to customers in accordance with the Company’s revenue recognition policy.

Revenue Recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company recognizes revenues from the sale of its pork products upon shipment and transfer of title.

Income Taxes

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the liability method prescribed by ASC Topic 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2015 and 2014, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Shipping and Handling Costs

Shipping costs are included in selling expenses and totaled $335,050, $264,168, and $264,483 for the years ended December 31, 2015, 2014, and 2013, respectively.

Employee Benefits

The Company’s operations and employees are all located in the PRC. The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to the same accounts as the related salary costs in the same period as the related salary costs. Employee benefit costs totaled $370,985, $243,493, and $109,460 for the years ended December 31, 2015, 2014, and 2013, respectively.

Advertising Costs

Advertising is expensed as incurred and is included in selling, general and administrative expenses on the accompanying statements of income and comprehensive income and totaled $83,612, $196,412, and $127,911 for the years ended December 31, 2015, 2014, and 2013, respectively.

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income. The cumulative translation adjustment and effect of exchange rate changes on cash for the years ended December 31, 2015, 2014, and 2013 was $318,131, $6,756, and $16,042, respectively. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at December 31, 2015 and 2014 were translated at 6.4917 RMB to $1.00 and 6.1385 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2015, 2014, and 2013 were 6.2288 RMB, 6.1432 RMB, and 6.1905 RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions are recorded at fair value of the goods or services exchanged.

Share Buyback from Principal Stockholder

During the year of 2015, we had issued 61,126,166 shares of our common stock to various people in China for the purchase price of $0.11 per share. We were planning to issue 70 million shares of our common stock in total and raised approximately $7.7 million from the issuances. The capital collected from new share issuances would be used to buy back our outstanding preferred stock at approximately $0.09 per share. As the result of the issuances of our common stock and buy back transaction, we had bought back and canceled 78,370,000 shares of preferred stock as of December 31, 2015.

Personal Loans from Officer, Director and Principal Stockholder

During 2015, we obtained an aggregate financial supports of approximately $18,000 from Wuhan ShanqingMeiyao Trading Co., Ltd., whose the principal stockholder is the relative of Mr. Wenping Luo, for the Company’s working capital purpose. We had repaid approximately $32,000 during the year 2015. In addition, at December 31, 2015, we reported a payable of $13,560 to Wuhan ShanqingMeiyao Trading Co., Ltd. These loans were due upon demand and no interest was charged.

During 2015, we obtained an aggregate financial supports of approximately $90,000 from Linhao Tuweicai Restaurant, whose the principal stockholder is the relative of Mr. Wenping Luo, for the Company’s working capital purpose. We had repaid approximately $44,000 during the year 2015. In addition, at December 31, 2015, we reported a payable of $6,105 to Wuhan ShanqingMeiyao Trading Co., Ltd. These loans were due upon demand and no interest was charged.

During 2015 and 2014, we had Ms. Jinfeng Hu, who is Mr. Wenping Luo’s wife, paid approximately $160,000 and $80,579 on behalf of the Company to our suppliers. As of December 31, 2015 and 2014, we reported a payable of $4,313 and $80,579 to Ms. Jinfeng Hu, respectively. The loan was due upon demand and no interest was charged.

During 2014, we obtained an aggregate financial supports of approximately $5,937,000 from Mr. Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company, for the Company’s working capital purpose. We had repaid approximately $5,275,000 during the year 2014. In addition, at December 31, 2014, we reported a payable of $661,820 to Mr. Wenping Luo. These loans were repaid in 2015 and no interest was charged.

Personal Loans to Officer, Director and Principal Stockholder

During 2015, we loaned an aggregate of approximately $31,657,010 to Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company, for his personal use. $31,329,000 of these loans had been collected by 2015 and the amount due from Mr. Luo to the Company at December 31, 2015 was $328,376. These loans were due upon demand and had been charged interest expensed at 4.35% annually.

During 2015, we loaned an aggregate of approximately $2,700 to Junyi Luo, a relative of Mr. Wenping Luo, for his personal use. The amount due from Mr. Junyi Luo to the Company at December 31, 2015 was $2,619. These loans were due upon demand and no interest was charged.

During 2015, we loaned an aggregate of approximately $481,000 to Laifeng Anpulo Yunxing Transportation Co., Ltd., whose major shareholder is Mr. Wenping Luo, for working capital purpose. $477,000 of these loans had been collected by 2015 and the amount due from Laifeng Anpulo Yunxing Transportation Co., Ltd. to the Company at December 31, 2015 was $10,321. These loans were due upon demand and no interest was charged.

The above loans would be in violation of the Sarbanes-Oxley Act of 2002, including Section 402’s prohibition against personal loans to directors and executive officers, either directly or indirectly, had they occurred after Anpulo Laifeng became a variable interest entity of our Company. Management is aware of the ramifications, and has committed to avoiding it by implementing controls that will prevent this type of violation from happening in the future. Please see “Policies and Procedures for Review, Approval or Ratification of Transactions with Related Persons.”

Sales to Related Parties

In 2015, the Company made sales of pork products to each of Laifeng Anpulo Yunxing Transportation Co., Ltd., Laifeng Fangchi Hotel, Laifeng Fengming Manor Hotel, and Wuhan Shanqing Meiyao Trading Co., Ltd. The major shareholder of the foregoing four companies, in each case, is Mr. Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company. As of December 31, 2015, the Company had receivables from these three companies as set forth below:

●	$8,557 from Laifeng Anpulo Yunxing Transportation Co., Ltd.

●	$38,995 from Laifeng Fangchi Hotel.

●	$22,231 from Laifeng Fengming Manor Hotel

●	$42,232 from Wuhan Shanqing Meiyao Trading Co., Ltd.

In 2014, the Company made sales of pork products to each of Laifeng Anpulo Yunxing Transportation Co., Ltd., Laifeng Fangchi Hotel, Linhao Tuweicai Restaurant, and Wuhan Shanqing Meiyao Trading Co., Ltd. The major shareholder of Laifeng Anpulo Yunxing Transportation Co., Ltd. and Laifeng Fangchi Hotel is Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company. The major shareholders of Linhao Tuweicai Restaurant and Wuhan ShanqingMeiyao Trading Co., Ltd. are Wenping Luo’s relatives. As of December 31, 2014, the Company had receivables from these four companies as set forth below:

●	$16,366 from Laifeng Anpulo Yunxing Transportation Co., Ltd.

●	$166,697 from Laifeng Fangchi Hotel.

●	$18,939 from Wuhan ShanqingMeiyao Trading Co., Ltd.

●	$39,734 from Linhao Tuweicai Restaurant.

On November 18, 2012, the Company entered into a cooperation agreement with the government of Laifeng County to build and operate a high end hotel. As of April 20, 2014 (disposal date) and December 31, 2013, the Company had invested $2,761,893 (or RMB 17 million) and $2,142,989 in the hotel construction and may need additional $2.95 million capital to complete this construction. On April 20, 2014, the Company assigned and transferred all of its rights and obligations under the cooperation agreement to Laifeng Fengming Manor Hotel Management Co., Ltd. (“Fengming”) for approximately $2.7 million or RMB 17 million. No gain or loss was recognized from this transaction. Fengming is owned by Mr. Junyi Luo, Mr. Wenping Luo’s son. Mr. Wenping Luo does neither have any direct or indirect investment in Fengming nor hold any management position in Fengming. The Company had collected RMB 12 million or $1,953,379 from Fengming on May 2014. The remaining balance of $848,924 had been collected in 2015.

Accumulated Other Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the years ended December 31, 2015, 2014, and 2013 included net income (loss) and unrealized gains from foreign currency translation adjustments.

Segment Information

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s management has determined that as of December 31, 2015 and 2014 their operations are in one segment, that of pork retailing business.

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and legal counsel assess such contingent liabilities, and such assessments inherently involve an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Restrictions of Transfer of Assets Out of the PRC

Dividend payments by Laifeng Anpulo are limited by certain statutory regulations in the PRC. No dividends may be paid by Laifeng Anpulo without first receiving prior approval from the Foreign Currency Exchange Management Bureau. Dividend payments are restricted to 90% of profits, after tax.

Control by Principal Stockholders

Our directors and executive officers and their affiliates or related parties own, beneficially and in the aggregate, the majority of the voting power of the outstanding shares of our common stock. Accordingly, if our directors and executive officers and their affiliates or related parties vote their shares uniformly, they would have the ability to control the approval of most corporate actions, including increasing our authorized capital stock and the dissolution or merger of our company or the sale of our assets.

Concentrations of Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

At December 31, 2015 and 2014, the Company’s cash balances by geographic area were as follows:

	December 31,
	2015		2014
Country:
United States	$-	-	$-	-
China	680,877	100%	740,532	100%
Total cash and cash equivalents	$680,877	100%	$740,532	100%

Recent Accounting Pronouncement

In November 2014, the FASB issued ASU 2014-17, "Business Combinations (Topic 805): Pushdown Accounting (a consensus of the FASB Emerging Issues Task Force)." ASU 2014-17 provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. This new standard is effective on November 18, 2014. Early application is prohibited. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle. The Company has adopted this new guidance and there's no impact on its consolidated financial statements.

In May 2014, as part of its ongoing efforts to assist in the convergence of U.S. GAAP and International Financial Reporting Standards, the Financial Accounting Standards Board (“FASB”) issued a new standard related to revenue recognition. FASB issued Accounting Standards Update (“ASU”) No. 2014-9, “Revenue from Contracts with Customers” (“ASU 2014-9”). ASU 2014-9 provides for a single comprehensive principles-based standard for the recognition of revenue across all industries through the application of the following five-step process:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The updated guidance related to revenue recognition which affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance is effective for the Company starting on January 1, 2017. The Company is currently evaluating the impact this guidance will have on its combined financial position, results of operations and cash flows.

In April 2015, the FASB issued guidance to simplify the presentation of debt issuance costs. This new guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This new guidance will be effective for us beginning July 1, 2016. We are currently evaluating the impact of this standard on our consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. ASU 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Entities are currently required to retrospectively apply adjustments made to provisional amounts recognized in a business combination. ASU 2015-16 is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The guidance is to be applied prospectively to measurement period adjustments that occur after the effective date of the guidance with earlier application permitted for financial statements that have not been issued. The Company elected to adopt ASU 2015-16 early, effective in the year ended December 31, 2015.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. Thestandard requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. Entities are currently required to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. The amendments, which require non-current presentation only (by jurisdiction), are effective for financial statements issued for annual periods beginning after December 15, 2016 with earlier application permitted as of the beginning of an interim or annual reporting period. The guidance is to be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company elected to early adopt this standard, effective as of December 31, 2015. There was no impact from this adoption.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The standard requires several targeted changes including that equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) be measured at fair value with changes in fair value recognized in net income. The new guidance also changes certain disclosure requirements and other aspects of current US GAAP. Amendments are to be applied as a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. This standard is effective for fiscal years starting after December 15, 2017, including interim periods within those fiscal years. The standard does not permit early adoption with the exception of certain targeted provisions. The Company is currently assessing the impact and timing of adopting this guidance on its consolidated financial statements.

In February 2016, the FASB issued a new standard related to leases to increase transparency and comparability among organizations by requiring the recognition of lease assets and lease liabilities on the balance sheet. Most prominent among the amendments is the recognition of assets and liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. We anticipate this standard will have a material impact on our consolidated balance sheets, and we are currently evaluating its impact.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued a new standard that changes the accounting for certain aspects of share-based payments to employees. The new guidance requires excess tax benefits and tax deficiencies to be recorded in the income statement when the awards vest or are settled. In addition, cash flows related to excess tax benefits will no longer be separately classified as a financing activity apart from other income tax cash flows. The standard also allows us to repurchase more of an employee’s shares for tax withholding purposes without triggering liability accounting, clarifies that all cash payments made on an employee’s behalf for withheld shares should be presented as a financing activity on our cash flows statement, and provides an accounting policy election to account for forfeitures as they occur. The Company is currently assessing the impact and timing of adopting this guidance on its consolidated financial statements.

Based on the Company’s initial assessment of the standard, the Company expects that any potential future disposals of individual hog farms will not be reported as discontinued operations and that the results of operations of any disposed hog farm, including revenues, costs and any gains or losses on disposal, will be classified as continuing operations within the Consolidated Statements of Operations and Comprehensive Income for all periods presented through the date of disposition.